FAIR VALUE OF FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2013
FAIR VALUE OF FINANCIAL INSTRUMENTS [Abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS
NOTE 8:-	FAIR VALUE OF FINANCIAL INSTRUMENTS

The following table presents the Company's assets and liabilities measured at fair value on a recurring basis as of December 31, 2013 and 2012:

	December 31, 2013
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total

Marketable securities:
Equity	$6,147	$-	$-	$6,147
Foreign currency derivative contracts	-	49	-	49

Total	$6,147	$49	$-	$6,196

	December 31, 2012
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total

Marketable securities:
Equity	$5,839	$-	$-	$5,839
Foreign currency derivative contracts	-	88	-	88

Total	$5,839	$88	$-	$5,927